CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	¥ 4,969,319	$ 699,914	¥ 3,636,380
Restricted cash	1,800,071	253,535	2,842,707
Total cash, cash equivalents and restricted cash	¥ 6,769,390	$ 953,449	¥ 6,479,087	$ 912,560	¥ 8,491,541	¥ 6,116,401